Annual Total Returns - Prospectus Summary - Class A Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lord Abbett Dividend Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	16.19%	22.33%	16.34%	(13.53%)	25.67%	15.50%	26.58%	(4.73%)	19.09%	15.13%
Lord Abbett Growth Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	13.27%	30.74%	10.80%	(32.59%)	6.61%	40.06%	36.75%	(3.36%)	22.84%	1.04%
Small-Cap Value Series
Prospectus [Line Items]
Annual Return [Percent]	0.60%	12.85%	19.81%	(17.49%)	26.43%	(1.48%)	20.26%	(11.88%)	6.31%	20.47%